PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Weighted-Average Assumptions Used to Determine Benefit Obligations) (Details)	Dec. 31, 2017	Dec. 31, 2016
Pension and Other Postretirement Benefit Plans [Abstract]
Discount rate	2.40%	2.60%